As filed electronically with the Securities and Exchange
Commission on
                                November 18, 1998
                               (File No. 2-17613)


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                  Post-Effective Amendment No.    103     [ X ]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                             Amendment No.      [ X ]


                                    IVY FUND
               (Exact Name of Registrant as Specified in Charter)

                           Via Mizner Financial Plaza
                      700 South Federal Highway - Suite 300
                            Boca Raton, Florida 33432
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (800) 777-6472

                                C. William Ferris
                      Mackenzie Investment Management Inc.
                           Via Mizner Financial Plaza
                      700 South Federal Highway - Suite 300
                            Boca Raton, Florida 33432
                     (Name and Address of Agent for Service)

                                   Copies to:

                             Joseph R. Fleming, Esq.
                             Dechert Price & Rhoads
                   Ten Post Office Square, South - Suite 1230
                                Boston, MA 02109


                 [X]    It is proposed that this Post-Effective  Amendment will
                  become  effective on November  18, 1998  pursuant to paragraph
                  (b) of Rule 485.

THIS POST-EFFECTIVE AMENDMENT NO. 103 IS BEING FILED SOLELY IN ORDER TO FILE ELECTRONICALLY ALL EXHIBITS WHICH PREVIOUSLY HAVE NOT BEEN FILED VIA EDGAR. THEREFORE, THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR THE EIGHTEEN SERIES OFFERED BY THE REGISTRANT ARE NOT INCLUDED IN, BUT INCORPORATED BY REFERENCE TO, THIS FILING.

                                    IVY FUND

                              CROSS REFERENCE SHEET

         Post-Effective Amendment No. 103 incorporates by reference the prospectuses and statements of additional information for the eighteen series of the Registrant as described in four separate prospectuses and statements of additional information.

                           ITEMS REQUIRED BY FORM N-1A

CLASS A, B, C, AND I SHARES:

PART A:

1        COVER PAGE:  Cover Page

2        SYNOPSIS:  Expense Information

3        CONDENSED FINANCIAL INFORMATION: Not Applicable

4 GENERAL DESCRIPTION OF REGISTRANT: Investment Objectives and Policies; Risk Factors and Investment Techniques;
         Appendix A

5 MANAGEMENT OF THE FUND: Organization and Management of the Fund; Investment Manager; Transfer Agent; Fund
         Administration and Accounting

6        CAPITAL STOCK AND OTHER SECURITIES:  Performance Data;
         Dividends and Taxes; Choosing a Distribution Option;
         Shareholder Inquiries; Signature Guarantees; Consolidated Account Statements

7        PURCHASE OF SECURITIES BEING OFFERED:  How to Buy Shares;
         How Your Purchase Price is Determined; How the Fund Values its Shares; Initial Sales Charge Alternative--Class A Shares; Contingent Deferred Sales Charge Alternative--Class A Shares; Qualifying for a Reduced Sales Charge; Contingent Deferred Sales Charge Alternative--Class B and Class C Shares; Automatic Investment Method; Retirement Plans


8        REDEMPTION OR REPURCHASE:  How to Redeem Shares; Minimum
         Account Balance Requirements; Tax Identification Number;
         Certificates; Exchange Privilege; Systematic Withdrawal Plan

9        PENDING LEGAL PROCEEDINGS:  Not Applicable



PART B:

10       COVER PAGE:  Cover Page

11       TABLE OF CONTENTS:  Table of Contents

12       GENERAL INFORMATION AND HISTORY:  Investment Objectives and
         Policies

13 INVESTMENT OBJECTIVES AND POLICIES: Investment Objectives and Policies; Investment Restrictions; Additional
         Restrictions; Appendix A

14 MANAGEMENT OF THE FUND: Trustees and Officers; Investment Advisory and Other Services

15       CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES:
         Trustees and Officers; Capitalization and Voting Rights

16 INVESTMENT ADVISORY AND OTHER SERVICES: Investment Advisory and Other Services

17       BROKERAGE ALLOCATION AND OTHER PRACTICES:  Brokerage
         Allocation; Portfolio Turnover

18       CAPITAL STOCK AND OTHER SECURITIES:  Capitalization and
         Voting Rights; Conversion of Class B Shares

19       PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING
         OFFERED:  Net Asset Value; Redemptions

20       TAX STATUS:  Taxation

21       UNDERWRITERS:  Investment Advisory and Other Services

22       CALCULATION OF PERFORMANCE DATA:  Performance Information

23       FINANCIAL STATEMENTS:  Financial Statements


ADVISOR CLASS SHARES:

PART A:

1        COVER PAGE:  Cover Page

2        SYNOPSIS:  Expense Information

3        CONDENSED FINANCIAL INFORMATION: Not Applicable

4 GENERAL DESCRIPTION OF REGISTRANT: Investment Objectives and Policies; Risk Factors and Investment Techniques;
         Appendix A

5 MANAGEMENT OF THE FUND: Organization and Management of the Fund; Investment Manager; Transfer Agent; Fund
         Administration and Accounting

6        CAPITAL STOCK AND OTHER SECURITIES:  Performance Data;
         Dividends and Taxes; Choosing a Distribution Option;
         Shareholder Inquiries; Signature Guarantees; Consolidated Account Statements

7        PURCHASE OF SECURITIES BEING OFFERED:  How to Buy Shares;
         How Your Purchase Price is Determined; How the Fund Values its Shares; Automatic Investment Method; Retirement Plans

8        REDEMPTION OR REPURCHASE:  How to Redeem Shares; Minimum
         Account Balance Requirements; Tax Identification Number;
         Certificates; Exchange Privilege; Systematic Withdrawal Plan

9        PENDING LEGAL PROCEEDINGS:  Not Applicable

PART B:

10       COVER PAGE:  Cover Page

11       TABLE OF CONTENTS:  Table of Contents

12       GENERAL INFORMATION AND HISTORY:  Investment Objectives and
         Policies

13 INVESTMENT OBJECTIVES AND POLICIES: Investment Objectives and Policies; Investment Restrictions; Additional
         Restrictions; Appendix A

14 MANAGEMENT OF THE FUND: Trustees and Officers; Investment Advisory and Other Services

15       CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES:
         Trustees and Officers; Capitalization and Voting Rights

16 INVESTMENT ADVISORY AND OTHER SERVICES: Investment Advisory and Other Services

17       BROKERAGE ALLOCATION AND OTHER PRACTICES:  Brokerage
         Allocation; Portfolio Turnover

18       CAPITAL STOCK AND OTHER SECURITIES:  Capitalization and
         Voting Rights

19       PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING
         OFFERED:  Net Asset Value; Redemptions

20       TAX STATUS:  Taxation

21       UNDERWRITERS:  Investment Advisory and Other Services

22       CALCULATION OF PERFORMANCE DATA:  Performance Information

23       FINANCIAL STATEMENTS:  Financial Statements

                                     Part A

Part A of this Post-Effective Amendment No. 103 to the
Registration Statement is incorporated by reference in its entirety to Ivy Fund's current Post-Effective Amendment No. 99 filed on April 30, 1998.

                                     Part B

Part B of this Post-Effective Amendment No. 103 to the
Registration Statement is incorporated by reference in its entirety to Ivy Fund's current Post-Effective Amendment No. 99 filed on April 30, 1998.

PART C.           OTHER INFORMATION

Item 24:          Financial Statements and Exhibits

         (a)      Financial Statements:

                  Included in Part A:
                  Financial Highlights (Incorporated by reference to Post Effective Amendment No. 99 to Registration Statement No. 2-17613)

                  Included in Part B:

                     December 31, 1997 Annual Report to Shareholders of
                     Ivy Asia Pacific Fund:
                     -        Portfolio of Investments at December 31, 1997
                     - Statement of Assets and Liabilities as of December 31, 1997
                     - Statement of Operations for the Year ended December 31, 1997
                     - Statement of Changes in Net Assets for the Year ended December 31, 1997
                     -        Financial Highlights
                     -        Notes to Financial Statements
                     -        Report of Independent Accountants

                           December 31, 1997 Annual Report to Shareholders of Ivy Bond Fund:
                      -        Portfolio of Investments at December 31, 1997
                      - Statement of Assets and Liabilities as of December 31, 1997
                      - Statement of Operations for the Year ended December 31, 1997
                      - Statement of Changes in Net Assets for the Year ended December 31, 1997 and 1996
                      -        Financial Highlights
                      -        Notes to Financial Statements
                      -        Report of Independent Accountants

                           December 31, 1997 Annual Report to Shareholders of Ivy Canada Fund:
                       -        Portfolio of Investments at December 31, 1997
                       - Statement of Assets and Liabilities as of December 31, 1997
                       - Statement of Operations for the Year ended December 31, 1997
                       - Statement of Changes in Net Assets for the Year ended December 31, 1997 and 1996
                       -        Financial Highlights
                       -        Notes to Financial Statements
                       -        Report of Independent Accountants

                           December 31, 1997 Annual Report to Shareholders of Ivy China Region Fund:
                        -        Portfolio of Investments at December 31, 1997
                        - Statement of Assets and Liabilities as of December 31, 1997
                        - Statement of Operations for the Year ended December 31, 1997
                        - Statement of Changes in Net Assets for the Year ended December 31, 1997 and 1996
                        -        Financial Highlights
                        -        Notes to Financial Statements
                        -        Report of Independent Accountants

                           December 31, 1997 Annual Report to Shareholders of Ivy Developing Nations Fund (formerly Ivy New Century Fund):
                        -        Portfolio of Investments at December 31, 1997
                        - Statement of Assets and Liabilities as of December 31, 1997
                        - Statement of Operations for the Year ended December 31, 1997
                        - Statement of Changes in Net Assets for the Year ended December 31, 1997 and 1996
                        -        Financial Highlights
                        -        Notes to Financial Statements
                        -        Report of Independent Accountants

                        December 31, 1997 Annual Report to Shareholders of
                        Ivy Global Fund:
                        -        Portfolio of Investments at December 31, 1997
                        - Statement of Assets and Liabilities as of December 31, 1997
                        - Statement of Operations for the Year ended December 31, 1997
                        - Statement of Changes in Net Assets for the Year ended December 31, 1997 and 1996
                        -        Financial Highlights
                        -        Notes to Financial Statements
                        -        Report of Independent Accountants

                        December 31, 1997 Annual Report to Shareholders of
                        Ivy Global Natural Resources Fund:
                        -        Portfolio of Investments at December 31, 1997
                        - Statement of Assets and Liabilities as of December 31, 1997
                        - Statement of Operations for the Year ended December 31, 1997
                        - Statement of Changes in Net Assets for the Year ended December 31, 1997
                        -        Financial Highlights
                        -        Notes to Financial Statements
                        -        Report of Independent Accountants

                           December 31, 1997 Annual Report to Shareholders of Ivy Global Science & Technology Fund:
                           -    Portfolio of Investments at December 31, 1997
                           - Statement of Assets and Liabilities as of December 31, 1997
                           - Statement of Operations for the Year Ended December 31, 1997
                           - Statement of Changes in Net Assets for the Year Ended December 31, 1997 and the period
                                from   July  22,   1996   (commencement   of
                                operations) to December 31, 1996
                           -    Financial Highlights
                           -    Notes to Financial Statements
                           -    Report of Independent Accountants

                           December 31, 1997 Annual Report to Shareholders of Ivy Growth Fund:
                           -      Portfolio of Investments at December 31, 1997
                           - Statement of Assets and Liabilities as of December 31, 1997
                           - Statement of Operations for the Year ended December 31, 1997
                           - Statement of Changes in Net Assets for the Year ended December 31, 1997 and 1996
                           -      Financial Highlights
                           -      Notes to Financial Statements
                           -      Report of Independent Accountants

                           December 31, 1997 Annual Report to Shareholders of Ivy Growth with Income Fund:
                           -    Portfolio of Investments at December 31, 1997
                           - Statement of Assets and Liabilities as of December 31, 1997
                           - Statement of Operations for the Year ended December 31, 1997
                           - Statement of Changes in Net Assets for the Year ended December 31, 1997 and 1996
                           -    Financial Highlights
                           -    Notes to Financial Statements
                           -    Report of Independent Accountants

                           December 31, 1997 Annual Report to Shareholders of Ivy International Fund:
                           -     Portfolio of Investments at December 31, 1997
                           - Statement of Assets and Liabilities as of December 31, 1997
                           - Statement of Operations for the Year ended December 31, 1997
                           - Statement of Changes in Net Assets for the Year ended December 31, 1997 and 1996
                           -     Financial Highlights
                           -     Notes to Financial Statements
                           -     Report of Independent Accountants

                           December 31, 1997 Annual Report to Shareholders of Ivy International Fund II:
                           -     Portfolio of Investments at December 31, 1997
                           - Statement of Assets and Liabilities as of December 31, 1997
                           - Statement of Operations for the Period May 13, 1997 (commencement of operations) to December 31, 1997
                           - Statement of Changes in Net Assets for the Period May 13, 1997 to December 31, 1997
                           -     Financial Highlights
                           -     Notes to Financial Statements
                           -     Report of Independent Accountants

                           December 31, 1997 Annual Report to Shareholders of Ivy International Small Companies Fund:
                           -     Portfolio of Investments at December 31, 1997
                           - Statement of Assets and Liabilities as of December 31, 1997
                           - Statement of Operations for the Year ended December 31, 1997
                           - Statement of Changes in Net Assets for the Year ended December 31, 1997 and 1996
                           -     Financial Highlights
                           -     Notes to Financial Statements
                           -     Report of Independent Accountants

                           December 31, 1997 Annual Report to Shareholders of Ivy Money Market Fund:
                           -    Portfolio of Investments at December 31, 1997
                           - Statement of Assets and Liabilities as of December 31, 1997
                           - Statement of Operations for the Year ended December 31, 1997
                           - Statement of Changes in Net Assets for the Year ended December 31, 1997 and 1996
                           -    Financial Highlights
                           -    Notes to Financial Statements
                           -    Report of Independent Accountants

                           December 31, 1997 Annual Report to Shareholders of Ivy Pan-Europe Fund:
                           -     Portfolio of Investments at December 31, 1997
                           - Statement of Assets and Liabilities as of December 31, 1997
                           - Statement of Operations for the Period May 13, 1997 (commencement of operations) to December 31, 1997
                           - Statement of Changes in Net Assets for the Period May 13, 1997 (commencement of operations) to December 31, 1997
                           -     Financial Highlights
                           -     Notes to Financial Statements
                           -     Report of Independent Accountants

                           December 31, 1997 Annual Report to Shareholders of Ivy South America Fund (formerly Ivy Latin America Strategy Fund):
                           -    Portfolio of Investments at December 31, 1997
                           - Statement of Assets and Liabilities as of December 31, 1997
                           - Statement of Operations for the Year ended December 31, 1997
                           - Statement of Changes in Net Assets for the Year ended December 31, 1997 and 1996
                           -    Financial Highlights
                           -    Notes to Financial Statements
                           -    Report of Independent Accountants

                           December 31, 1997 Annual Report to Shareholders of Ivy US Emerging Growth Fund (formerly Ivy Emerging Growth Fund):
                           -      Portfolio of Investments at December 31, 1997
                           - Statement of Assets and Liabilities as of December 31, 1997
                           - Statement of Operations for the Year ended December 31, 1997
                           - Statement of Changes in Net Assets for the Year ended December 31, 1997 and 1996
                           -      Financial Highlights
                           -      Notes to Financial Statements
                           -      Report of Independent Accountants

                           (Incorporated by reference to Post Effective
                           Amendment No. 99 to Registration Statement No. 2-
                           17613)


         (b)      Exhibits:

                  1. (a)      Amended and Restated Declaration of Trust
                    dated December 10, 1992, filed with Post-Effective Amendment
                     No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                     (a)(1)          Redesignation of Shares of Beneficial
                  Interest and Establishment and Designation of
                   Additional Series and Classes of Shares of
                    Beneficial  Interest (No Par Value) filed
                    with Post-Effective Amendment
                     No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                      (b)      Amendment to Amended and Restated Declaration
                                    of Trust, filed with Post-Effective
                    Amendment No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                      (c)      Amendment to Amended and Restated Declaration
                                    of Trust, filed with Post-Effective
                    Amendment No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                    (d)      Establishment and Designation of Additional
                  Series (Ivy Emerging Growth Fund), filed with Post-Effective
                    Amendment No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                     (e)      Redesignation of Shares (Ivy Growth with
                   Income Fund--Class A) and Establishment and
                   Designation of Additional Class (Ivy Growth
                  with Income Fund--Class C), filed with Post-Effective
                    Amendment No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                    (f) Redesignation of Shares (Ivy Emerging Growth Fund--Class A, Ivy Growth Fund--Class A and
                  Ivy International Fund--Class A), filed with Post-Effective
                    Amendment No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                    (g)      Establishment and Designation of Additional
                   Series (Ivy China Region Fund), filed with Post-Effective
                    Amendment No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                    (h)      Establishment and Designation of Additional
                   Class (Ivy China Region Fund--Class B, Ivy
                    Emerging Growth Fund--Class B, Ivy Growth
                  Fund--Class B, Ivy Growth with Income Fund--
                  Class B and Ivy International Fund--Class B),
                   filed with Post-Effective Amendment
                     No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                     (i) Establishment and Designation of Additional Class (Ivy International Fund--Class I),
                                    filed with Post-Effective Amendment
                     No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                    (j) Establishment and Designation of Series and Classes (Ivy Latin American Strategy Fund--
                   Class A and Class B, Ivy New Century Fund--
                   Class A and Class B), filed with Post-Effective Amendment
                     No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                   (k) Establishment and Designation of Series and Classes (Ivy International Bond Fund--Class A
                    and Class B), filed with Post-Effective Amendment
                     No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                   (l)      Establishment and Designation of Series and
                  Classes (Ivy Bond Fund, Ivy Canada Fund, Ivy
                    Global Fund, Ivy Short-Term US Government
                  Securities Fund (now known as Ivy Short-Term
                                    Bond Fund) -- Class A and Class B),
                                    filed with Post-Effective Amendment
                     No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                   (m)      Redesignation of Ivy Short-Term U.S.
                  Government Securities Fund as Ivy Short-Term
                                    Bond Fund, filed with Post-Effective
                    Amendment No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                    (n) Redesignation of Shares (Ivy Money Market Fund--Class A and Ivy Money Market Fund--
                  Class B), filed with Post-Effective Amendment
                  No. 84 to Registration Statement No. 2-17613
                      and incorporated by reference herein.

                   (o)      Form of Establishment and Designation of
                  Additional Class (Ivy Bond Fund--Class C; Ivy
                  Canada Fund--Class C; Ivy China Region Fund--
                   Class C; Ivy Emerging Growth Fund--Class C;
                   Ivy Global Fund--Class C; Ivy Growth Fund--
                   Class C; Ivy Growth with Income Fund--Class
                                    C;  Ivy  International  Fund--Class  C;  Ivy
                                    Latin America  Strategy  Fund--Class  C; Ivy
                                    International  Bond Fund--Class C; Ivy Money
                                    Market Fund--Class C; Ivy New Century Fund--
                                    Class   C),   filed   with    Post-Effective
                                    Amendment No. 84 to  Registration  Statement
                                    No. 2-17613 and incorporated by reference herein.

                      (p) Establishment and Designation of Series and Classes (Ivy Global Science & Technology
                  Fund--Class A, Class B, Class C and Class I), filed with Post-Effective Amendment No. 86 to
                                    Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                      (q)      Establishment and designation of Series and
                                    Classes (Ivy Global Natural Resources Fund--
                                    Class  A,  Class B and  Class  C;  Ivy  Asia
                                    Pacific  Fund--Class A, Class B and Class C;
                                    Ivy     International     Small    Companies
                                    Fund--Class  A,  Class B,  Class C and Class
                                    I), filed with Post-Effective  Amendment No.
                                    89 to Registration Statement No. 2-17613 and incorporated by reference herein.

                   (r)      Establishment and designation of Series and
                  Classes (Ivy Pan-Europe Fund--Class A, Class
                    B and Class C), filed with Post-Effective
                   Amendment No. 92 to Registration Statement
                    No. 2-17613 and incorporated by reference
                                     herein.

                  (s)      Establishment and designation of Series and
                  Classes (Ivy International Fund II--Class A,
                    Class B, Class C and Class I), filed with
                       Post-Effective Amendment No. 94 to
                     Registration Statement No. 2-17613 and
                        incorporated by reference herein.

                   (t)      Form of Establishment and Designation of
                    Additional Class (Ivy Asia Pacific Fund--
                  Advisor Class; Ivy Bond Fund--Advisor Class;
                    Ivy Canada Fund--Advisor Class; Ivy China
                    Region Fund--Advisor Class; Ivy Emerging
                  Growth Fund--Advisor Class; Ivy Global Fund--
                   Advisor Class; Ivy Global Natural Resources
                    Fund--Advisor Class; Ivy Global Science &
                   Technology Fund--Advisor Class; Ivy Growth
                   Fund--Advisor Class; Ivy Growth with Income
                   Fund--Advisor Class; Ivy International Bond
                   Fund--Advisor Class; Ivy International Fund
                   II--Advisor Class; Ivy International Small
                    Companies Fund--Advisor Class; Ivy Latin
                  America Strategy Fund--Advisor Class; Ivy New
                   Century Fund--Advisor Class; Ivy Pan-Europe
                                    Fund--Advisor Class), filed with Post-
                   Effective Amendment No. 96 to Registration
                    Statement No. 2-17613 and incorporated by
                                reference herein.

                   (u)      Redesignations of Series and Classes (Ivy
                   Emerging Growth Fund redesignated as Ivy US
                   Emerging Growth Fund; Ivy New Century Fund
                                    redesignated as Ivy Developing Nations Fund;
                                    and,  Ivy  Latin   America   Strategy   Fund
                                    redesignated  as Ivy  South  America  Fund),
                                    filed with  Post-Effective  Amendment No. 97
                                    to   Registration   Statement   2-17613  and
                                    incorporated by reference herein.

                     (v)      Redesignation of Series and Classes and
                                    Establishment  and Designation of Additional
                                    Class   (Ivy    International    Bond   Fund
                                    redesignated as Ivy High Yield Fund; Class I
                                    shares of Ivy High Yield Fund  established),
                                    filed with  Post-Effective  Amendment No. 98
                                    to   Registration   Statement   2-17613  and
                                    incorporated by reference herein.

                    (w)      Establishment and designation of Series and
                    Classes (Ivy US Blue Chip Fund--Class A,
                  Class B, Class C, Class I and Advisor Class),
                   filed with Post-Effective Amendment No. 101
                                    to Registration Statement 2-17613 and
                                    incorporated by reference herein.


              2.       By-Laws, as amended, filed with Post-Effective Amendment
                     No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

             3.       Not Applicable

             4.       (a)      Specimen Securities for Ivy Growth Fund, Ivy
                   Growth with Income Fund, Ivy International
                   Fund and Ivy Money Market Fund, filed with
                                    Post-Effective Amendment No. 49 to
                                    Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                     (b) Specimen Security for Ivy Emerging Growth Fund, filed with Post-Effective Amendment No.
                  70 to Registration Statement No. 2-17613 and
                        incorporated by reference herein.

                    (c) Specimen Security for Ivy China Region Fund, filed with Post-Effective Amendment No. 74 to
                                    Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                    (d)      Specimen Security for Ivy Latin American
                    Strategy Fund, filed with Post-Effective
                   Amendment No. 75 to Registration Statement
                    No. 2-17613 and incorporated by reference
                                     herein.

                    (e) Specimen Security for Ivy New Century Fund, filed with Post-Effective Amendment No. 75 to
                                    Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                    (f) Specimen Security for Ivy International Bond Fund, filed with Post-Effective Amendment No.
                  76 to Registration Statement No. 2-17613 and
                        incorporated by reference herein.

                   (g)      Specimen Securities for Ivy Bond Fund, Ivy
                  Canada Fund, Ivy Global Fund, and Ivy Short-
                   Term U.S. Government Securities Fund, filed
                     with Post-Effective Amendment No. 77 to
                                    Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

          5.       (a)      Master Business Management and Investment
                                    Advisory Agreement between Ivy Fund and Ivy
                                    Management, Inc. and Supplements for Ivy
                                   Growth Fund, Ivy Growth with Income Fund, Ivy International Fund and Ivy Money Market Fund,
                                    filed with Post-Effective Amendment
                     No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                   (b)      Subadvisory Contract by and among Ivy Fund,
                    Ivy Management, Inc. and Boston Overseas
                  Investors, Inc., filed with Post-Effective Amendment
                     No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                   (c)      Assignment Agreement relating to Subadvisory
                                    Contract, filed with Post-Effective
                    Amendment No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                   (d) Business Management and Investment Advisory Agreement Supplement for Ivy Emerging Growth
                   Fund, filed with Post-Effective Amendment
                     No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                   (e)      Business Management and Investment Advisory
                    Agreement Supplement for Ivy China Region
                   Fund, filed with Post-Effective Amendment
                     No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                   (f)      Business Management and Investment Advisory
                    Supplement for Ivy Latin America Strategy
                   Fund, filed with Post-Effective Amendment
                     No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                  (g)      Business Management and Investment Advisory
                    Agreement Supplement for Ivy New Century
                   Fund, filed with Post-Effective Amendment
                     No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                  (h)      Business Management and Investment Advisory
                   Agreement Supplement for Ivy International
                                    Bond Fund, filed with Post-Effective
                    Amendment No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                  (i)      Business Management and Investment Advisory
                   Agreement Supplement for Ivy Bond Fund, Ivy

                                    Global Fund and Ivy Short-Term U.S.
                  Government Securities Fund, filed with Post-Effective
                    Amendment No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                  (j)      Master Business Management Agreement between
                  Ivy Fund and Ivy Management, Inc., filed with Post-Effective
                    Amendment No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                  (k)      Supplement to Master Business Agreement
                    between Ivy Fund and Ivy Management, Inc.
                    (Ivy Canada Fund), filed with Post-Effective Amendment
                     No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                   (l)      Investment Advisory Agreement between Ivy
                    Fund and Mackenzie Financial Corporation, filed with Post-Effective Amendment
                     No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                  (m)      Form of Supplement to Master Business
                  Management and Investment Advisory Agreement
                    between Ivy Fund and Ivy Management, Inc.
                  (Ivy Global Science & Technology Fund), filed
                     with Post-Effective Amendment No. 86 to
                                    Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                 (n)      Form of Supplement to Master Business
                  Management and Investment Advisory Agreement
                    between Ivy Fund and Ivy Management, Inc.
                  (Ivy Asia Pacific Fund and Ivy International
                     Small Companies Fund), filed with Post-
                   Effective Amendment No. 89 to Registration
                    Statement No. 2-17613 and incorporated by
                                reference herein.

                  (o)      Form of Supplement to Master Business
                  Management Agreement between Ivy Fund and Ivy
                                    Management, Inc. (Ivy Global Natural
                   Resources Fund), filed with Post-Effective
                   Amendment No. 89 to Registration Statement
                    No. 2-17613 and incorporated by reference
                                     herein.

                   (p)      Form of Supplement to Investment Advisory
                    Agreement between Ivy Fund and Mackenzie
                    Financial Corporation (Ivy Global Natural
                   Resources Fund), filed with Post-Effective
                   Amendment No. 89 to Registration Statement
                    No. 2-17613 and incorporated by reference
                                    herein.

                 (q)      Form of Supplement to Master Business
                  Management and Investment Advisory Agreement
                    between Ivy Fund and Ivy Management, Inc.
                     (Ivy Pan-Europe Fund), filed with Post-
                   Effective Amendment No. 94 to Registration
                    Statement No. 2-17613 and incorporated by
                                reference herein.

                  (r)      Form of Supplement to Master Business
                  Management and Investment Advisory Agreement
                    between Ivy Fund and Ivy Management, Inc.
                  (Ivy International Fund II), filed with Post-
                   Effective Amendment No. 94 to Registration
                    Statement No. 2-17613 and incorporated by
                                reference herein.

                  (s)      Addendum to Master Business Management and
                    Investment Advisory Agreement between Ivy
                  Fund and Ivy Management, Inc. (Ivy Developing
                  Nations Fund, Ivy South America Fund, Ivy US
                     Emerging Growth Fund), filed with Post-
                   Effective Amendment No. 98 to Registration
                    Statement No. 2-17613 and incorporated by
                                reference herein.

                  (t)      Supplement to Master Business Management and
                    Investment Advisory Agreement between Ivy
                  Fund and Ivy Management, Inc. (Ivy High Yield
                   Fund), filed with Post-Effective Amendment
                  No. 98 to Registration Statement No. 2-17613
                      and incorporated by reference herein.

                  (u)      Supplement to Master Business Management and
                    Investment Advisory Agreement between Ivy
                   Fund and Ivy Management, Inc. (Ivy US Blue
                                    Chip Fund), filed with Post-Effective
                   Amendment No. 101 to Registration Statement
                  2-17613 and incorporated by reference herein.

         6.       (a)      Dealer Agreement, as amended and, filed with
                    Post-Effective Amendment
                     No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                  (b)      Amended and Restated Distribution Agreement,
                          filed with Post-Effective Amendment
                     No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                   (c)      Addendum to Amended and Restated Distribution
                                    Agreement,  filed with Post-Effective
                    Amendment No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                 (d)      Addendum to Amended and Restated Distribution
                  Agreement (Ivy Money Market Fund--Class A and
                  Class B), filed with Post-Effective Amendment
                  No. 84 to Registration Statement No. 2-17613
                      and incorporated by reference herein.

                  (e) Form of Addendum to Amended and Restated Distribution Agreement (Class C), filed with
                                    Post-Effective Amendment No. 84 to
                                    Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                  (f)      Form of Addendum to Amended and Restated
                  Distribution Agreement (Ivy Global Science &
                   Technology Fund--Class A, Class B, Class C
                     and Class I), filed with Post-Effective
                   Amendment No. 86 to Registration Statement
                    No. 2-17613 and incorporated by reference
                                     herein.

                   (g)      Form of Addendum to Amended and Restated
                   Distribution Agreement (Ivy Global Natural
                  Resources Fund--Class A, Class B and Class C;
                   Ivy Asia Pacific Fund--Class A, Class B and
                   Class C; Ivy International Small Companies
                   Fund--Class A, Class B, Class C, and Class
                                    I), filed with Post-Effective Amendment No.
                  89 to Registration Statement No. 2-17613 and
                        incorporated by reference herein.

                  (h)      Form of Addendum to Amended and Restated
                  Distribution Agreement (Ivy Pan-Europe Fund--
                    Class A, Class B and Class C), filed with
                       Post-Effective Amendment No. 94 to
                     Registration Statement No. 2-17613 and
                        incorporated by reference herein.

                 (i)      Form of Addendum to Amended and Restated
                    Distribution Agreement (Ivy International
                  Fund II--Class A, Class B, Class C and Class
                                    I), filed with Post-Effective Amendment No.
                  94 to Registration Statement No. 2-17613 and
                        incorporated by reference herein.

                (j)      Form of Addendum to Amended and Restated
                  Distribution Agreement (Advisor Class), filed
                     with Post-Effective Amendment No. 96 to
                                    Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                 (k)      Addendum to Amended and Restated Distribution
                   Agreement (Ivy Developing Nations Fund, Ivy
                   South America Fund, Ivy US Emerging Growth

                   Fund), filed with Post-Effective Amendment
                  No. 98 to Registration Statement No. 2-17613
                      and incorporated by reference herein.

                 (l)      Addendum to Amended and Restated Distribution
                   Agreement (Ivy High Yield Fund), filed with
                                    Post-Effective Amendment No. 98 to
                                    Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                (m)      Addendum to Amended and Restated Distribution
                  Agreement (Ivy US Blue Chip Fund), filed with
                                    Post-Effective Amendment No. 101 to
                                    Registration Statement 2-17613 and
                                    incorporated by reference herein.

                  7.       Not Applicable

                  8. Custodian Agreement between Ivy Fund and Brown Brothers Harriman & Co., filed with Post-Effective
                    Amendment No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                 9.       (a)      Master Administrative Services Agreement
                                    between Ivy Fund and Mackenzie Investment
                                    Management Inc. and Supplements for Ivy
                                    Growth Fund, Ivy Growth with Income Fund,Ivy
                                    International Fund and Ivy Money Market
                                    Fund, filed with Post-Effective Amendment
                     No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                          (b)      Addendum to Administrative Services Agreement
                                    Supplement for Ivy International Fund,
                                    filed with Post-Effective Amendment
                     No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                         (c) Administrative Services Agreement Supplement for Ivy Emerging Growth Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                         (c)(1)  Administrative Services Agreement Supplement
                                    for Ivy Money Market Fund filed with
                    Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                         (d) Administrative Services Agreement Supplement for Ivy China Region Fund, filed with Post-Effective
                    Amendment No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                        (e) Administrative Services Agreement Supplement for Class I Shares of Ivy International Fund, filed with Post-Effective Amendment
                     No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                        (f)      Master Fund Accounting Services Agreement
                    between Ivy Fund and Mackenzie Investment
                     Management Inc. and Supplements for Ivy
                  Growth Fund, Ivy Emerging Growth Fund and Ivy
                    Money Market Fund, filed with Post-Effective Amendment
                     No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                       (g) Fund Accounting Services Agreement Supplement for Ivy Growth with Income Fund, filed with Post-Effective
                    Amendment No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                      (h) Fund Accounting Services Agreement Supplement for Ivy China Region Fund, filed with Post-Effective
                    Amendment No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                     (i)      Transfer Agency and Shareholder Services
                                    Agreement between Ivy Fund and Ivy
                  Management, Inc., filed with Post-Effective Amendment
                     No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                     (j) Addendum to Transfer Agency and Shareholder Services Agreement, filed with Post-Effective Amendment
                     No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                     (k) Assignment Agreement relating to Transfer Agency and Shareholder Services Agreement,
                    filed with Post-Effective Amendment
                     No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                    (l)      Administrative Services Agreement Supplement
                                    for Ivy Latin America Strategy Fund,
                      filed with Post-Effective Amendment
                     No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                    (m) Administrative Services Agreement Supplement for Ivy New Century Fund, filed with Post-Effective Amendment

                     No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                      (n)      Fund Accounting Services Agreement Supplement
                                    for Ivy Latin America Strategy Fund,
                              filed with Post-Effective Amendment
                     No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                     (o) Fund Accounting Services Agreement Supplement for Ivy New Century Fund, filed with Post-Effective Amendment
                     No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                      (o)(1) Addendum to Transfer Agency and Shareholder
                    Services Agreement, filed with Post-Effective Amendment
                     No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                     (p) Administrative Services Agreement Supplement for Ivy International Bond Fund, filed with Post-Effective
               Amendment  No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                    (q)      Fund Accounting Services Agreement Supplement
                     for International Bond Fund, filed with Post-Effective
                    Amendment No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                   (r)      Addendum to Transfer Agency and Shareholder
                    Services Agreement, filed with Post-Effective Amendment
                     No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                  (s)      Addendum to Transfer Agency and Shareholder
                    Services Agreement, filed with Post-Effective Amendment
                     No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                  (t)      Administrative Services Agreement Supplement
                   for Ivy Bond Fund, Ivy Global Fund and Ivy
                   Short-Term U.S. Government Securities Fund,
                    filed with Post-Effective Amendment
                     No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                  (u)      Fund Accounting Services Agreement Supplement
                   for Ivy Bond Fund, Ivy Global Fund and Ivy

                   Short-Term U.S. Government Securities Fund,
                                    filed with Post-Effective Amendment
                     No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                (v)      Form of Administrative Services Agreement
                   Supplement (Class C) for Ivy Bond Fund, Ivy
                     Canada Fund, Ivy China Region Fund, Ivy
                   Emerging Growth Fund, Ivy Global Fund, Ivy
                  Growth Fund, Ivy Growth with Income Fund, Ivy
                   International Fund, Ivy International Bond
                   Fund, Ivy Latin America Strategy Fund, Ivy
                   Money Market Fund and Ivy New Century Fund,
                  filed with Post-Effective Amendment No. 84 to
                                    Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                 (w)      Form of Addendum to Transfer Agency and
                    Shareholder Services Agreement (Class C),
                  filed with Post-Effective Amendment No. 84 to
                                    Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

              (x)      Form of Administrative Services Agreement
                                    Supplement for Ivy Global Science &
                   Technology Fund, filed with Post-Effective
                   Amendment No. 86 to Registration Statement
                    No. 2-17613 and incorporated by reference
                                     herein.

                  (y)      Form of Fund Accounting Services Agreement
                                    Supplement for Ivy Global Science &
                   Technology Fund, filed with Post-Effective
                   Amendment No. 86 to Registration Statement
                    No. 2-17613 and incorporated by reference
                                     herein.

                  (z) Form of Addendum to Transfer Agency and Shareholder Services Agreement for Ivy Global
                   Science & Technology Fund, filed with Post-
                   Effective Amendment No. 86 to Registration
                    Statement No. 2-17613 and incorporated by
                                reference herein.

                  (aa)     Form of Administrative Services Agreement
                                    Supplement for Ivy Global Natural Resources
                                    Fund, Ivy Asia Pacific Fund and Ivy
                                    International Small Companies Fund, filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613 and incorporated by reference herein.

                 (bb)     Form of Fund Accounting Services Agreement
                   Supplement for Ivy Global Natural Resources

                                    Fund, Ivy Asia Pacific Fund and Ivy
                    International Small Companies Fund, filed
                     with Post-Effective Amendment No. 89 to
                                    Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                  (cc) Form of Addendum to Transfer Agency and Shareholder Services Agreement for Ivy Global
                  Natural Resources Fund, Ivy Asia Pacific Fund
                   and Ivy International Small Companies Fund,
                  filed with Post-Effective Amendment No. 89 to
                                    Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                   (dd)     Form of Administrative Services Agreement
                    Supplement for Ivy Pan-Europe Fund, filed
                     with Post-Effective Amendment No. 94 to
                                    Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                    (ee) Form of Fund Accounting Services Agreement Supplement for Ivy Pan-Europe Fund, filed with Post-Effective Amendment No. 94 to
                                    Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                    (ff) Form of Addendum to Transfer Agency and Shareholder Services Agreement for Ivy Pan-
                                    Europe Fund, filed with Post-Effective
                   Amendment No. 94 to Registration Statement
                    No. 2-17613 and incorporated by reference
                                     herein.

                    (gg) Form of Administrative Services Agreement Supplement for Ivy International Fund II,
                  filed with Post-Effective Amendment No. 94 to
                                    Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                   (hh)     Form of Fund Accounting Services Agreement
                    Supplement for Ivy International Fund II,
                  filed with Post-Effective Amendment No. 94 to
                                    Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                    (ii)     Form of Addendum to Transfer Agency and
                                    Shareholder Services Agreement for Ivy
                     International Fund II, filed with Post-
                   Effective Amendment No. 94 to Registration
                    Statement No. 2-17613 and incorporated by
                                reference herein.

                    (jj)     Form of Administrative Services Agreement
                     Supplement (Advisor Class) for Ivy Asia

                  Pacific Fund, Ivy Bond Fund, Ivy Canada Fund,
                   Ivy China Region Fund, Ivy Emerging Growth
                                    Fund,  Ivy Global Fund,  Ivy Global  Natural
                                    Resources   Fund,   Ivy  Global   Science  &
                                    Technology Fund, Ivy Growth Fund, Ivy Growth
                                    with Income  Fund,  Ivy  International  Bond
                                    Fund,   Ivy   International   Fund  II,  Ivy
                                    International   Small  Companies  Fund,  Ivy
                                    Latin America Strategy Fund, Ivy New Century
                                    Fund and Ivy  Pan-Europe  Fund,  filed  with
                                    Post-   Effective   Amendment   No.   96  to
                                    Registration   Statement  No.   2-17613  and
                                    incorporated by reference herein.

                    (kk)     Form of Addendum to Transfer Agency and
                     Shareholder Services Agreement (Advisor
                   Class), filed with Post-Effective Amendment
                  No. 96 to Registration Statement No. 2-17613
                      and incorporated by reference herein.

                  (ll)     Addendum to Administrative Services Agreement
                     (Ivy Developing Nations Fund, Ivy South
                   America Fund, Ivy US Emerging Growth Fund),
                  filed with Post-Effective Amendment No. 98 to
                                    Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                  (mm)     Addendum to Fund Accounting Services
                   Agreement (Ivy Developing Nations Fund, Ivy
                   South America Fund, Ivy US Emerging Growth
                   Fund), filed with Post-Effective Amendment
                  No. 98 to Registration Statement No. 2-17613
                      and incorporated by reference herein.

                   (nn) Addendum to Transfer Agency and Shareholder Services Agreement (Ivy Developing Nations
                  Fund, Ivy South America Fund, Ivy US Emerging
                  Growth Fund, Ivy High Yield Fund), filed with
                                    Post-Effective Amendment No. 98 to
                                    Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                  (oo)     Addendum to Fund Accounting Services
                   Agreement (Ivy High Yield Fund), filed with
                                    Post-Effective Amendment No. 98 to
                                    Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                   (pp)     Addendum to Administrative Services Agreement
                     (Ivy High Yield Fund), filed with Post-
                   Effective Amendment No. 98 to Registration
                    Statement No. 2-17613 and incorporated by
                                reference herein.

                           (qq)     Amended Addendum to Transfer Agency and
Shareholder Services Agreement (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund, Ivy High Yield Fund), filed with
Post-Effective Amendment No. 98 to Registration Statement No. 2-17613 and incorporated by reference herein (a corrected version of which was filed with Post-Effective Amendment No. 99).

                          (rr) Addendum to Transfer Agency and Shareholder Services Agreement (Ivy US Blue Chip Fund), filed with Post-Effective Amendment No. 101 to Registration Statement 2-17613 and
                                    incorporated by reference herein.

                         (ss) Addendum to Fund Accounting Services Agreement (Ivy US Blue Chip Fund), to be
                   filed with Post-Effective Amendment No. 101
                                    to Registration Statement 2-17613 and
                                    incorporated by reference herein.

                   (tt)     Addendum to Administrative Services Agreement
                    (Ivy US Blue Chip Fund), filed with Post-
                   Effective Amendment No. 101 to Registration
                      Statement 2-17613 and incorporated by
                                    reference herein.

        10. Not applicable.

        11. Not applicable.

        12. Not applicable.

        13. Not applicable.

        14. Not applicable.

        15.      (a)      Amended and Restated Distribution Plan for
                                    Class A shares of Ivy China Region Fund, Ivy
                                    Growth Fund, Ivy Growth with Income Fund,Ivy
                                    International Fund and Ivy Emerging Growth
                                    Fund, filed with Post-Effective Amendment
                     No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                  (b)      Distribution Plan for Class B shares of Ivy
                     China Region Fund, Ivy Growth Fund, Ivy
                   Growth with Income Fund, Ivy International
                  Fund and Ivy Emerging Growth Fund, filed with Post-Effective
               Amendment No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                  (c)      Distribution Plan for Class C Shares of Ivy
                    Growth with Income Fund, filed with Post-Effective

                     Amendment No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                  (d)      Form of Rule 12b-1 Related Agreement,
                          filed with Post-Effective Amendment
                     No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                  (d)(1)          Supplement to Master Amended and Restated
                                    Distribution Plan for Ivy Fund Class A
                  Shares, filed with Post-Effective Amendment
                     No. 102 to Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                  (e)      Supplement to Distribution Plan for Ivy Fund
                   Class B Shares, previously filed with Post-
                   Effective Amendment No. 75 to Registration
                     Statement No. 2-17613 is filed herein.

                  (e)(1)          Supplement to Master Amended and Restated
                                    Distribution Plan for Ivy Fund Class A
                  Shares, previously filed with Post-Effective
                   Amendment No. 76 to Registration Statement
                          No. 2-17613 is filed herein.

                  (f)      Supplement to Distribution Plan for Ivy Fund
                   Class B Shares, previously filed with Post-
                   Effective Amendment No. 76 to Registration
                     Statement No. 2-17613 is filed herein.

                  (g)      Supplement to Master Amended and Restated
                                    Distribution Plan for Ivy Fund Class A
                  Shares, previously filed with Post-Effective
                   Amendment No. 77 to Registration Statement
                          No. 2-17613 is filed herein.

                   (h) Supplement to Distribution Plan for Ivy Fund Class B Shares, previously filed with Post-
                   Effective Amendment No. 77 to Registration
                     Statement No. 2-17613 is filed herein.

                   (i) Form of Supplement to Distribution Plan for Ivy Growth with Income Fund Class C Shares
                  (Redesignation as Class D Shares), filed with
                                    Post-Effective Amendment No. 84 to
                                    Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                  (j)      Form of Distribution Plan for Class C shares
                  of Ivy Bond Fund, Ivy Canada Fund, Ivy China
                   Region Fund, Ivy Emerging Growth Fund, Ivy
                  Global Fund, Ivy Growth Fund, Ivy Growth with
                    Income Fund, Ivy International Fund, Ivy

                   International Bond Fund, Ivy Latin America
                  Strategy Fund and Ivy New Century Fund, filed
                     with Post-Effective Amendment No. 85 to
                                    Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                (k)      Form of Supplement to Master Amended and
                  Restated Distribution Plan for Ivy Fund Class
                    A Shares (Ivy Global Science & Technology
                   Fund), filed with Post-Effective Amendment
                  No. 87 to Registration Statement No. 2-17613
                      and incorporated by reference herein.

                (l)      Form of Supplement to Distribution Plan for
                  Ivy Fund Class B Shares (Ivy Global Science &
                   Technology Fund), filed with Post-Effective
                   Amendment No. 87 to Registration Statement
                    No. 2-17613 and incorporated by reference
                                     herein.

                (m)      Form of Supplement to Distribution Plan for
                  Ivy Fund Class C Shares (Ivy Global Science &
                   Technology Fund), filed with Post-Effective
                   Amendment No. 87 to Registration Statement
                    No. 2-17613 and incorporated by reference
                                     herein.

                (n)      Form of Supplement to Master Amended and
                  Restated Distribution Plan for Ivy Fund Class
                  A Shares (Ivy Global Natural Resources Fund,
                   Ivy Asia Pacific Fund and Ivy International
                     Small Companies Fund), filed with Post-
                   Effective Amendment No. 89 to Registration
                    Statement No. 2-17613 and incorporated by
                                reference herein.

                (o)      Form of Supplement to Distribution Plan for
                   Ivy Fund Class B Shares (Ivy Global Natural
                   Resources Fund, Ivy Asia Pacific Fund
                  and Ivy International Small Companies Fund), filed with Post-Effective Amendment No. 89 to
                                    Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                 (p)      Form of Supplement to Distribution Plan for
                   Ivy Fund Class C Shares (Ivy Global Natural
                  Resources Fund, Ivy Asia Pacific Fund and Ivy
                   International Small Companies Fund), filed
                     with Post-Effective Amendment No. 89 to
                                    Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                 (q)      Form of Supplement to Master Amended and
                  Restated Distribution Plan for Ivy Fund Class

                   A Shares (Ivy Pan-Europe Fund), filed with
                                    Post-Effective Amendment No. 94 to
                                    Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                  (r)      Form of Supplement to Distribution Plan for
                     Ivy Fund Class B Shares (Ivy Pan-Europe
                   Fund), filed with Post-Effective Amendment
                  No. 94 to Registration Statement No. 2-17613
                      and incorporated by reference herein.

                  (s)      Form of Supplement to Distribution Plan for
                     Ivy Fund Class C Shares (Ivy Pan-Europe
                   Fund), filed with Post-Effective Amendment
                  No. 94 to Registration Statement No. 2-17613
                      and incorporated by reference herein.

                 (t)      Form of Supplement to Master Amended and
                  Restated Distribution Plan for Ivy Fund Class
                   A Shares (Ivy International Fund II), filed
                     with Post-Effective Amendment No. 94 to
                                    Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                (u)      Form of Supplement to Distribution Plan for
                   Ivy Fund Class B Shares (Ivy International
                  Fund II), filed with Post-Effective Amendment
                  No. 94 to Registration Statement No. 2-17613
                      and incorporated by reference herein.

                (v)      Form of Supplement to Distribution Plan for
                   Ivy Fund Class C Shares (Ivy International
                  Fund II), filed with Post-Effective Amendment
                  No. 94 to Registration Statement No. 2-17613
                      and incorporated by reference herein.

                (w)      Amendment to Master Amended and Restated
                  Distribution Plan for Ivy Fund Class A Shares
                     (Ivy Developing Nations Fund, Ivy South
                   America Fund, Ivy US Emerging Growth Fund),
                  filed with Post-Effective Amendment No. 98 to
                                    Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                 (x)      Amendment to Distribution Plan for Ivy Fund
                  Class B Shares (Ivy Developing Nations Fund,
                     Ivy South America Fund, Ivy US Emerging
                     Growth Fund), filed with Post-Effective
                   Amendment No. 98 to Registration Statement
                    No. 2-17613 and incorporated by reference
                                     herein.

                 (y)      Amendment to Distribution Plan for Ivy Fund
                  Class C Shares (Ivy Developing Nations Fund,

                     Ivy South America Fund, Ivy US Emerging
                     Growth Fund), filed with Post-Effective
                   Amendment No. 98 to Registration Statement
                    No. 2-17613 and incorporated by reference
                                     herein.

                 (z)      Supplement to Master Amended and Restated
                  Distribution Plan for Ivy Fund Class A Shares
                     (Ivy High Yield Fund), filed with Post-
                   Effective Amendment No. 98 to Registration
                    Statement No. 2-17613 and incorporated by
                                reference herein.

                  (aa)     Supplement to Distribution Plan for Ivy Fund
                   Class B Shares (Ivy High Yield Fund), filed
                     with Post-Effective Amendment No. 98 to
                                    Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                 (bb)     Supplement to Distribution Plan for Ivy Fund
                   Class C Shares (Ivy High Yield Fund), filed
                     with Post-Effective Amendment No. 98 to
                                    Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                 (cc)     Supplement to Master Amended and Restated
                  Distribution Plan for Ivy Fund Class A Shares
                    (Ivy US Blue Chip Fund), filed with Post-
                   Effective Amendment No. 101 to Registration
                      Statement 2-17613 and incorporated by
                                    reference herein.

                (dd)     Supplement to Distribution Plan for Ivy Fund
                  Class B Shares (Ivy US Blue Chip Fund), filed
                    with Post-Effective Amendment No. 101 to
                                    Registration     Statement    2-17613    and
                                    incorporated by reference herein.

                (ee)     Supplement to Distribution Plan for Ivy Fund
                  Class C Shares (Ivy US Blue Chip Fund), filed
                    with Post-Effective Amendment No. 101 to
                                    Registration     Statement    2-17613    and
                                    incorporated by reference herein.

              16.      Schedule of Computation of Standardized
                           Performance Quotations, previously filed with Post-Effective Amendment No. 71 to Registration Statement No. 2-17613 is filed herein.

              17. Not applicable.

              18.      (a)      Plan adopted pursuant to Rule 18f-3 under the
                   Investment Company Act of 1940, filed with
                                    Post-Effective Amendment No. 83 to

                                    Registration Statement No. 2-17613 and
                                    incorporated by reference herein.

                 (b)      Form of Amended and Restated Plan adopted
                   pursuant to Rule 18f-3 under the Investment
                                    Company Act of 1940, filed with Post-
                   Effective Amendment No. 85 to Registration
                    Statement No. 2-17613 and incorporated by
                                reference herein.

                 (c)      Form of Amended and Restated Plan adopted
                   pursuant to Rule 18f-3 under the Investment
                                    Company Act of 1940, filed with Post-
                   Effective Amendment No. 87 to Registration
                    Statement No. 2-17613 and incorporated by
                                reference herein.

                 (d)      Form of Amended and Restated Plan adopted
                   pursuant to Rule 18f-3 under the Investment
                                    Company Act of 1940, filed with Post-
                   Effective Amendment No. 89 to Registration
                    Statement No. 2-17613 and incorporated by
                                reference herein.

                (e)      Form of Amended and Restated Plan adopted
                   pursuant to Rule 18f-3 under the Investment
                                    Company Act of 1940, filed with Post-
                   Effective Amendment No. 92 to Registration
                    Statement No. 2-17613 and incorporated by
                                reference herein.

                (f)      Form of Amended and Restated Plan adopted
                   pursuant to Rule 18f-3 under the Investment
                                    Company Act of 1940, filed with Post-
                   Effective Amendment No. 94 to Registration
                    Statement No. 2-17613 and incorporated by
                                reference herein.

                (g)      Form of Amended and Restated Plan adopted
                   pursuant to Rule 18f-3 under the Investment
                                    Company Act of 1940, filed with Post-
                   Effective Amendment No. 96 to Registration
                    Statement No. 2-17613 and incorporated by
                                reference herein.

                (h)      Amended and Restated Plan adopted pursuant to
                   Rule 18f-3 under the Investment Company Act
                  of 1940, filed with Post-Effective Amendment
                  No. 98 to Registration Statement No. 2-17613
                     and incorporated by reference herein (a
                    corrected version of which was filed with
                        Post-Effective Amendment No. 99).

               (i)      Amended and Restated Plan adopted pursuant to

                   Rule 18f-3 under the Investment Company Act
                  of 1940, filed with Post-Effective Amendment
                  No. 101 to Registration Statement 2-17613 and
                        incorporated by reference herein.

         25.      Not applicable.

         26.      Not applicable

27.  Indemnification

A policy of insurance covering Ivy Management, Inc. and the Registrant will insure the Registrant's trustees and officers and others against liability arising by reason of an actual or alleged breach of duty, neglect, error, misstatement, misleading statement, omission or other negligent act.

Reference is made to Article VIII of the Registrant's Amended and Restated Declaration of Trust, dated December 10, 1992, filed with Post-Effective Amendment No. 71 to Registration Statement
No. 2-17613 and incorporated by reference herein.

28.  Business and Other Connections of Investment Adviser

Information Regarding Adviser and Subadviser Under Advisory Arrangements. Reference is made to the Form ADV of each of Ivy Management, Inc., the adviser to the Trust, Mackenzie Financial Corporation, the adviser to Ivy Canada Fund, and Northern Cross Investments Limited (the successor to Boston Overseas Investors, Inc.), the subadviser to Ivy International Fund.

The list required by this Item 28 of officers and directors of Ivy Management, Inc. and Northern Cross Investments Limited, together with information as to any other business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of each firm's respective Form ADV.

29.  Principal Underwriters

         (a) Ivy Mackenzie Distribution, Inc. ("IMDI"),formerly Mackenzie Ivy Funds Distributors, Inc., Via Mizner Financial Plaza, 700 South Federal Highway, Suite 300, Boca Raton, Florida 33432, Registrant's distributor, is a subsidiary of Mackenzie Investment Management Inc. ("MIMI"), Via Mizner Financial Plaza, 700 South Federal Highway, Suite 300, Boca Raton, Florida 33432. IMDI is the successor to MIMI's distribution activities.

         (b) The information required by this Item 29 regarding each director, officer or partner of IMDI is incorporated by reference to Schedule A of Form BD filed by IMDI pursuant to the Securities Exchange Act of 1934.

         (c)      Not applicable

30.      Location of Accounts and Records

         The information required by this item is incorporated by reference to Item 7 of Part II of Post-Effective Amendment No. 46 to Registration Statement No. 2-17613.

31.  Not applicable

32.  Undertakings

         (a)      Not applicable

         (b)      Not applicable.

         (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 103 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 103 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 18th day of November, 1998.

                                        IVY FUND


                                By:      Keith J. Carlson**
By:      JOSEPH R. FLEMING               President
         Joseph R. Fleming, Attorney-in-Fact

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 103 to the Registration
Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES               TITLE                       DATE

MICHAEL G. LANDRY*       Trustee and Chairman        11/18/98
                          (Chief Executive Officer)

JOHN S. ANDEREGG, JR.*   Trustee                     11/18/98

PAUL H. BROYHILL*        Trustee                     11/18/98

STANLEY CHANNICK*        Trustee                     11/18/98

FRANK W. DEFRIECE, JR.*  Trustee                     11/18/98

ROY J. GLAUBER*          Trustee                     11/18/98

KEITH J. CARLSON**       Trustee and President       11/18/98

JOSEPH G. ROSENTHAL*     Trustee                     11/18/98

RICHARD N. SILVERMAN*    Trustee                     11/18/98

J. BRENDAN SWAN*         Trustee                     11/18/98

C. WILLIAM FERRIS*       Treasurer (Chief           11/18/98
                         Financial Officer)



By:      JOSEPH R. FLEMING
         Joseph R. Fleming, Attorney-in-Fact

*        Executed pursuant to powers of attorney filed with

         Post-Effective Amendments Nos. 69, 73, 74, 84 and 89 to
         Registration Statement No. 2-17613.

** Executed pursuant to power of attorney filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613.

                                  EXHIBIT INDEX


15(e)             Supplement to Distribution Plan for Ivy Fund Class B
                  Shares

15(e)(1) Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares

15(f)             Supplement to Distribution Plan for Ivy Fund Class B
                  Shares

15(g) Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares

15(h)             Supplement to Distribution Plan for Ivy Fund Class B
                  Shares

16                Calculation of S.E.C. Total Return for the Year Ended
                  December 31, 1992